Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future milestone payments are shown in the table below, converted to dollars from euros
Milestone Event	Percent Milestone Fees	Amount
Last patient last visit	5%	$149,465
Database Lock	5%	$149,465
eTMF Transfer	5%	$149,465

Schedule of components of lease expense
	Three months ended March 31, 2022	Three months ended March 31, 2021
Components of total lease cost:
Operating lease expense	$19,376	$18,207
Short-term lease expense	—	—
Total lease cost	$19,376	$18,207

Schedule of supplemental cash flow information related to leases
	Three months ended March 31, 2022	Three months ended March 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$17,606	$10,388

Supplemental non-cash amounts of lease liabilities arising from obtaining right of use assets	$1,770	$294,294

Schedule of supplemental balance sheet information related to leases
	As of March 31, 2022	As of December 31, 2021
Assets
Lease right of use assets	$233,570	$246,209
Total lease assets	$233,570	$246,209

Liabilities
Current liabilities:
Lease liability - current portion	$51,351	$49,585
Noncurrent liabilities:
Lease liability, net of current portion	193,797	207,375
Total lease liability	$245,148	$256,960

Schedule of weighted-average remaining lease term
	As of March 31, 2022	As of March 31, 2021
Weighted average remaining lease term (in years) - operating leases	3.83	4.83
Weighted average discount rate - operating leases	9.00%	9.00%

Schedule of future lease payments included in the measurement of lease liabilities
Year ending December 31,	Operating Leases
2022 (remaining)	52,597
2023	72,687
2024	75,231
2025	77,864
2026 and thereafter	6,507
Total Minimum Lease Payments	$284,886
Less effects of discounting	(39,738)
Present value of future minimum lease payments	$245,148